Income taxes - Text details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax expense [Line items]
Income tax expense continuing operations	€ 349	€ 203	€ 169
Income tax expense, discontinued operations	€ 182	€ 181	€ 144
Maximum statutory tax rate	40.00%
Netherlands' statutory tax rate	25.00%	25.00%	25.00%
Average effective tax rate	25.30%	19.90%	56.40%
Weighted average statutory income tax rate	24.50%	23.30%	43.60%
Net deferred tax assets	€ 1,565	€ 2,692
Deferred tax assets	1,598	2,759
Deferred tax assets (rounded)		2,758
Deferred tax liabilities	33	66
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	161	2,054
Decrease of net deferred tax assets	1,127
Temporary differences associated with investments in subsidiaries branches and associates and interests in joint ventures	290	685
Deductible temporary differences for which no deferred tax asset is recognised	42	€ 868
Deconsolidation Philips Lighting [Member]
Disclosure of income tax expense [Line items]
Decrease of net deferred tax assets	437
US Tax Cuts and Jobs Act [Member]
Disclosure of income tax expense [Line items]
Decrease of net deferred tax assets	200
US Tax Cuts and Jobs Act [Member] | Recognized in the equity statement [Member]
Disclosure of income tax expense [Line items]
Decrease of net deferred tax assets	29
US Tax Cuts and Jobs Act [Member] | Recognized in net income [Member]
Disclosure of income tax expense [Line items]
Decrease of net deferred tax assets	171
US Tax Cuts and Jobs Act [Member] | Discontinued operations [Member] | Recognized in net income [Member]
Disclosure of income tax expense [Line items]
Decrease of net deferred tax assets	99
Acquisitions [Member]
Disclosure of income tax expense [Line items]
Decrease of net deferred tax assets	186
Foreign currency translation [Member]
Disclosure of income tax expense [Line items]
Decrease of net deferred tax assets	€ 177